Financial Assets - Contractual Maturity Schedule of Securities Purchased under Agreements to Resell (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Securities purchased under agreements to resell	¥ 12,915	¥ 7,947
Within 30 days [member]
Disclosure of financial assets [line items]
Securities purchased under agreements to resell	11,896	¥ 7,947
Above 30 days [member]
Disclosure of financial assets [line items]
Securities purchased under agreements to resell	¥ 1,019